SHARE PURCHASE WARRANTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Number of warrants, beginning	55,006,475
Number of warrants, ending	55,006,475	55,006,475
Warrant Liability, beginning	$ 20,337
Other income (expense)	55,327	$ 44,163
Warrant Liability, ending	0	20,337
Gains (losses) on - Foreign exchange
Statement [Line Items]
Other income (expense)	816	(1,295)
Gains (losses) on - Disposal of property, plant and equipment
Statement [Line Items]
Other income (expense)	(25)	135
Fair value changes - Investments-uranium
Statement [Line Items]
Other income (expense)	29,422	41,440
Fair value changes - Warrants on investment
Statement [Line Items]
Other income (expense)	1,625	1,149
Fair value changes - Share purchase warrants
Statement [Line Items]
Other income (expense)	(20,337)	7,104
Share purchase warrants issue expense
Statement [Line Items]
Other income (expense)	0	(791)
Reclamation obligation adjustments
Statement [Line Items]
Other income (expense)	4,126	585
Uranium investment carrying charges
Statement [Line Items]
Other income (expense)	(374)	(223)
Debt obligation adjustments
Statement [Line Items]
Other income (expense)	0	4
Other
Statement [Line Items]
Other income (expense)	$ (273)	$ (191)